Secured Borrowings (Schedule Of Notes Payable) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Outstanding principal balance:
Notes issued	$ 2,600,000,000
Notes payable, net	2,254,705,000	2,052,412,000
Class G One Notes [Member]
Outstanding principal balance:
Notes issued	592,903,000	660,444,000
Unamortized discount	(17,577,000)	(21,163,000)
Notes payable, net	$ 575,326,000	$ 639,281,000